CONTINGENT LIABILITIES (Details) € in Millions, $ in Millions	Sep. 30, 2025 CAD ($)	Feb. 15, 2017 CAD ($)	Feb. 15, 2017 EUR (€)
Income tax reassessment
CONTINGENT LIABILITIES
Provision made | $	$ 0
Income tax reassessment
CONTINGENT LIABILITIES
Contingent amount payable		$ 5	€ 3.3
Preliminary assessment
CONTINGENT LIABILITIES
Contingent amount payable | €			€ 11.4